Statements of Operations (USD $)	3 Months Ended		12 Months Ended		100 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013
Income Statement [Abstract]
Consulting and Professional fees	$ 28,703	$ 20,600	$ 28,703	$ 30,061	$ 170,123
Training Costs					5,000
Management Fees					6,000
Office Expense					250
Rent					44,000
Depreciation					17,500
Other					4,366
Interest	784	784	3,098	3,098	18,122
Operating Loss	29,487	21,384	31,801	33,159	265,361
Net Loss for the period	$ (29,487)	$ (21,384)	$ (31,801)	$ (33,159)	$ (265,361)
Basic and diluted	0.00	0.00	0.00	0.00
Basic and diluted	35,600,000	35,600,000	35,600,000	30,600,000